Note 7 Fair value of financial instruments at amortized cost by levels (Details) - EUR (€) € in Millions	Dec. 31, 2025	Jun. 30, 2025		Dec. 31, 2024		Jun. 30, 2024	Dec. 31, 2023
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents		€ 40,017		€ 51,145		€ 45,055	€ 75,416
Financial assets at amortised cost		523,662		502,400
Debt instruments held at amortised cost		63,923		59,014
Loans and advances at amortised cost	€ 443,386	459,739
Financial liabilities at amortised cost		588,469		584,339
Deposits at amortised cost		497,931		496,720
Debt Securities at amortized cost		71,802		69,867
Other financial liabilities		18,736		17,753
Carrying amount presented as fair value [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents		40,017	[1]	51,145	[2]
Financial assets at amortised cost		36,208	[1]	32,615	[2]
Debt instruments held at amortised cost			[1]	0	[2]
Loans and advances at amortised cost		36,208	[1]	32,615	[2]
Financial liabilities at amortised cost		378,791	[1]	378,530	[2]
Deposits at amortised cost		360,056	[1]	360,777	[2]
Debt Securities at amortized cost			[1]	0	[2]
Other financial liabilities		18,736	[1]	17,753	[2]
Level 1 Of Fair Value Hierarchy [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents				0
Financial assets at amortised cost		55,896		50,771
Debt instruments held at amortised cost		55,896		50,771
Loans and advances at amortised cost	0	0
Financial liabilities at amortised cost		38,667		47,323
Deposits at amortised cost		0		0
Debt Securities at amortized cost		38,667		47,323
Other financial liabilities				0
Level 2 Of Fair Value Hierarchy [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents				0
Financial assets at amortised cost		26,532		24,157
Debt instruments held at amortised cost		6,593		6,589
Loans and advances at amortised cost	17,568	19,939
Financial liabilities at amortised cost		64,320		58,016
Deposits at amortised cost		37,096		37,647
Debt Securities at amortized cost		27,224		20,369
Other financial liabilities				0
Level 3 Of Fair Value Hierarchy [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents				0
Financial assets at amortised cost		405,291		394,496
Debt instruments held at amortised cost		1,086		921
Loans and advances at amortised cost	393,575	404,205
Financial liabilities at amortised cost		107,444		101,025
Deposits at amortised cost		100,736		98,038
Debt Securities at amortized cost		6,708		2,986
Other financial liabilities				0
Aggregate of fair values [member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents		40,017		51,145
Financial assets at amortised cost		523,927		502,039
Debt instruments held at amortised cost		63,575		58,281
Loans and advances at amortised cost	€ 443,759	460,352
Financial liabilities at amortised cost		589,222		584,894
Deposits at amortised cost		497,887		496,461
Debt Securities at amortized cost		72,599		70,679
Other financial liabilities		€ 18,736		€ 17,753

[1]	(1) Financial instruments whose book value is presented as an approximation to their fair value, mainly short-term financial instruments.
[2]	(1) Financial instruments whose book value is presented as an approximation to their fair value, mainly short-term financial instruments.